BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST

BlackRock California Municipal Opportunities Fund

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

BlackRock New Jersey Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated October 14, 2016 to the

Statement of Additional Information for each Fund, dated September 28, 2016

The fourth through eighth paragraphs in the section of the Statement of Additional Information for each Fund entitled “Management and Advisory Arrangements” are deleted in their entirety and replaced with the following:

Effective October 14, 2016, with respect to the California Fund, the Manager has agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and other Fund expenses) as a percentage of average daily net assets to 0.69% for Investor A Shares, 1.44% for Investor C Shares, 0.44% for Institutional Shares, 0.54% for Investor A1 Shares and 1.04% for Investor C1 Shares through September 30, 2018. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the California Trust or by a vote of a majority of the outstanding voting securities of the California Fund.

From June 15, 2016 through October 13, 2016, with respect to the California Fund, the Manager had agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and other Fund expenses) as a percentage of average daily net assets to 0.73% for Investor A Shares, 1.48% for Investor C Shares and 0.48% for Institutional Shares. Prior to June 15, 2016, with respect to the California Fund, the Manager had agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and other Fund expenses) as a percentage of average daily net assets to 0.84% for Investor A Shares, 1.60% for Investor C Shares, and 0.66% for Institutional Shares.

With respect to the contractual agreement for the California Fund, if during the California Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BlackRock, are less than the expense limit for that share class, the share class is required to repay BlackRock up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (i) the California Fund has more than $50 million in assets and (ii) BlackRock or an affiliate serves as the California Fund’s manager or administrator.

Effective October 14, 2016, with respect to the New Jersey Fund, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.80% for Investor A Shares, 1.55% for Investor C Shares, 0.55% for Institutional Shares, 0.65% for Investor A1 Shares, 1.15% for Investor C1 Shares and 0.80% for Services Shares through September 30, 2018. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Multi-State Trust or by a vote of a majority of the outstanding voting securities of the New Jersey Fund.

Prior to October 14, 2016, with respect to the New Jersey Fund, the Manager had agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and other Fund expenses) as a percentage of average daily net assets to 0.84% for Investor A Shares, 1.61% for Investor C Shares, 0.75% for Institutional Shares, 0.72% for Investor A1 Shares, 1.23% for Investor C1 Shares and 0.84% for Services Shares.

Effective October 14, 2016, with respect to the Pennsylvania Fund, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.80% for Investor A Shares, 1.55% for Investor C Shares, 0.55% for Institutional Shares, 0.65% for Investor A1 Shares, 1.15% for Investor C1 Shares and 0.80% for Services Shares through September 30, 2018. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Multi-State Trust or by a vote of a majority of the outstanding voting securities of the Pennsylvania Fund.

Prior to October 14, 2016, with respect to the Pennsylvania Fund, the Manager had agreed to contractually waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and other Fund expenses) as a percentage of average daily net assets to 0.89% for Investor A Shares, 1.68% for Investor C Shares, 0.71% for Institutional Shares, 0.73% for Investor A1 Shares, 1.26% for Investor C1 Shares and 0.89% for Services Shares.

Footnote 2 in the subsection of the Statement of Additional Information for each Fund entitled “Management and Advisory Arrangements —New Jersey Fund” is deleted in its entirety and replaced with the following:

[2]	BlackRock had contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.84% for Investor A Shares, 1.61% for Investor C Shares, 0.84% for Service Shares, 0.72% for Investor A1 Shares, 1.23% for Investor C1 Shares and 0.75% for Institutional Shares.

Footnote 2 in the subsection of the Statement of Additional Information for each Fund entitled “Management and Advisory Arrangements —Pennsylvania Fund” is deleted in its entirety and replaced with the following:

[2]	BlackRock had contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.89% for Investor A Shares, 1.68% for Investor C Shares, 0.89% for Service Shares, 0.73% for Investor A1 Shares, 1.26% for Investor C1 Shares and 0.71% for Institutional Shares.

SAI-10327-1016SUP